Loss per ordinary share (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of loss per share

	2023	2022
Basic loss per Class A ordinary share	(0.96)	(0.59)
Diluted (loss) per Class A ordinary share	(0.96)	(0.59)
Number of ordinary shares used for loss per share (weighted average)
Basic	14,439,644	13,123,722
Diluted	14,439,644	13,123,722

Schedule of weighted average number of ordinary shares

	30 June 2023	31 December 2022
Warrants	8,869,633	8,869,633
RSUs - outstanding	127,071	88,084
RSUs – vested but no ordinary shares issued	48,165	29,253
Incentive shares	15,446	5,000
Share options	2,272,182	2,128,554